Deposits from banks (Tables)	6 Months Ended
Jun. 30, 2020
Deposits from banks [Abstract]
Schedule of Deposits from Banks by Type
Deposits from banks by type
	30 June 2020	31 December 2019
Non-interest bearing	19	180
Interest bearing	78,631	34,646
	78,649	34,826